Short - term borrowings (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Short - term borrowings
Total amount of Short-term borrowings	¥ 328,500,000		¥ 565,000,000		$ 45,004,315
Short-term borrowings	113,500,000		330,000,000		15,549,436
Secured Loan	5,000,000		300,000,000		684,997
Secured short-term loan	¥ 215,000,000		¥ 235,000,000		$ 29,454,879
weighted average interest rate	4.08%		6.35%		4.08%
Interest expenses from short-term borrowings	¥ 22,886,523	$ 3,135,441	¥ 30,660,399	¥ 1,967,825